Note 5 - Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2019	2018
Waste management and brokerage services	$46,041	$42,232
Captive landfill management operations	2,690	2,303
Total waste management services revenues	48,731	44,535
Food, beverage and merchandise sales	7,893	7,149
Membership dues revenue	5,710	5,160
Room rental revenue	2,340	2,259
Greens fees and cart rental revenue	1,917	1,541
Other revenue	1,766	1,590
Total golf and related operations revenue	19,626	17,699
Total net operating revenues	$68,357	$62,234

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
		Provision	Write-offs
	Balance at	for Doubtful	less	Balance at
	Beginning of Period	Accounts	Recoveries	End of Period
Allowance for doubtful accounts
Year ended December 31, 2019	$255	$33	$(13)	$275
Year ended December 31, 2018	$237	$42	$(24)	$255

Contract with Customer, Asset and Liability [Table Text Block]
		Unbilled
	Balance at	Membership		Balance at
	Beginning of Period	Dues	Billings	End of Period
Contract Assets:
Unbilled membership dues receivable
Year ended December 31, 2019	$554	$2,029	$(1,981)	$602
Year ended December 31, 2018	$580	$1,670	$(1,696)	$554
	Balance at		Revenue	Balance at
	Beginning of Period	Billings	Recognized	End of Period
Contract Liabilities:
Deferred membership dues revenue
Year ended December 31, 2019	$2,899	$5,964	$(5,710)	$3,153
Year ended December 31, 2018	$2,718	$5,341	$(5,160)	$2,899
Customer advance deposits
Year ended December 31, 2019	$453	$1,540	$(1,440)	$553
Year ended December 31, 2018	$430	$1,507	$(1,484)	$453